CONDENSED CONSOLIDATING FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2018
CONDENSED CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS

DCLC, Delaware Pipeline Company LLC, Delaware City Terminaling Company LLC, Toledo Terminaling Company LLC, PLPT, PBFX Op Co, TVPC, PNGPC, TRLC, CLC, PTC and DSLC serve as guarantors of the obligations under the 2023 Notes. These guarantees are full and unconditional and joint and several. For purposes of the following footnote, the Partnership is referred to as “Issuer.” The indenture dated May 12, 2015, among the Partnership, PBF Logistics Finance Corporation (“PBF Logistics Finance”), the guarantors party thereto and Deutsche Bank Trust Company Americas, as Trustee, governs subsidiaries designated as “Guarantor Subsidiaries.” In addition, PBF LLC provides a limited guarantee of collection of the principal amount of the 2023 Notes, but is not otherwise subject to the covenants of the Indenture. Refer to PBF LLC’s condensed consolidated interim financial statements, which are included in its Quarterly Report on Form 10-Q.

The 2023 Notes were co-issued by PBF Logistics Finance. For purposes of the following footnote, PBF Logistics Finance is referred to as “Co-Issuer.” The Co-Issuer has no independent assets or operations.

The following supplemental combining and condensed consolidating financial information reflects the Issuer’s separate accounts, the combined accounts of the Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. For purposes of the following combining and consolidating information, the Issuer’s investment in its subsidiaries and the Guarantor Subsidiaries’ investment in its subsidiaries are accounted for under the equity method of accounting.
13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS CONDENSED CONSOLIDATING BALANCE SHEET (a)

	June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$8,116	$11,565	$—	$—	$19,681
Accounts receivable - affiliates	1	31,472	—	—	31,473
Accounts receivable	—	2,500	—	—	2,500
Prepaids and other current assets	568	983	—	—	1,551
Due from related parties	130,174	473,191	—	(603,365)	—
Total current assets	138,859	519,711	—	(603,365)	55,205
Property, plant and equipment, net	—	722,907	—	—	722,907
Goodwill	—	6,332	—	—	6,332
Other non-current assets	—	5,807	—	—	5,807
Investment in subsidiaries	942,071	—	—	(942,071)	—
Total assets	$1,080,930	$1,254,757	$—	$(1,545,436)	$790,251

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$2,322	$4,423	$—	$—	$6,745
Accounts payable and accrued liabilities	7,635	6,074	—	—	13,709
Deferred revenue	—	1,152	—	—	1,152
Due to related parties	473,191	130,174	—	(603,365)	—
Total current liabilities	483,148	141,823	—	(603,365)	21,606
Long-term debt	603,581	—	—	—	603,581
Other long-term liabilities	—	1,825	—	—	1,825
Total liabilities	1,086,729	143,648	—	(603,365)	627,012

Commitments and contingencies (Note 9)

Equity:
Net Investment - Predecessor	12,495	942,071	—	(942,071)	12,495
Common unitholders	(21,709)	—	—	—	(21,709)
IDR holder - PBF LLC	3,415	—	—	—	3,415
Total PBF Logistics LP equity	(5,799)	942,071	—	(942,071)	(5,799)
Noncontrolling interest	—	169,038	—	—	169,038
Total equity	(5,799)	1,111,109	—	(942,071)	163,239
Total liabilities and equity	$1,080,930	$1,254,757	$—	$(1,545,436)	$790,251
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$10,909	$8,755	$—	$—	$19,664
Accounts receivable - affiliates	1	40,816	—	—	40,817
Accounts receivable	—	1,423	—	—	1,423
Prepaids and other current assets	571	1,222	—	—	1,793
Due from related parties	64,162	388,737	—	(452,899)	—
Total current assets	75,643	440,953	—	(452,899)	63,697
Property, plant and equipment, net	—	684,488	—	—	684,488
Other non-current assets	—	30	—	—	30
Investment in subsidiaries	866,922	—	—	(866,922)	—
Total assets	$942,565	$1,125,471	$—	$(1,319,821)	$748,215

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$2,022	$6,330	$—	$—	$8,352
Accounts payable and accrued liabilities	7,156	12,638	—	—	19,794
Deferred revenue	—	1,438	—	—	1,438
Due to related parties	388,737	64,162	—	(452,899)	—
Total current liabilities	397,915	84,568	—	(452,899)	29,584
Long-term debt	548,793	—	—	—	548,793
Other long-term liabilities	—	2,078	—	—	2,078
Total liabilities	946,708	86,646	—	(452,899)	580,455

Commitments and contingencies (Note 9)

Equity:
Net Investment - Predecessor	10,665	866,922	—	(866,922)	10,665
Common unitholders	(17,544)	—	—	—	(17,544)
IDR holder - PBF LLC	2,736	—	—	—	2,736
Total PBF Logistics LP equity	(4,143)	866,922	—	(866,922)	(4,143)
Noncontrolling interest	—	171,903	—	—	171,903
Total equity	(4,143)	1,038,825	—	(866,922)	167,760
Total liabilities and equity	$942,565	$1,125,471	$—	$(1,319,821)	$748,215
13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Three Months Ended June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$63,785	$—	$—	$63,785
Third-party	—	4,314	—	—	4,314
Total revenue	—	68,099	—	—	68,099

Costs and expenses:
Operating and maintenance expenses	—	20,724	—	—	20,724
General and administrative expenses	6,488	—	—	—	6,488
Depreciation and amortization	—	7,091	—	—	7,091
Total costs and expenses	6,488	27,815	—	—	34,303

Income (loss) from operations	(6,488)	40,284	—	—	33,796

Other income (expense):
Equity in earnings of subsidiaries	40,284	—	—	(40,284)	—
Interest expense, net	(10,029)	—	—	—	(10,029)
Amortization of loan fees and debt premium	(396)	—	—	—	(396)
Net income	23,371	40,284	—	(40,284)	23,371
Less: Net loss attributable to Predecessor	—	(1,084)	—	—	(1,084)
Less: Net income attributable to noncontrolling interest	—	4,363	—	—	4,363
Net income attributable to the partners	23,371	37,005	—	(40,284)	20,092
Less: Net income attributable to the IDR holder	3,415	—	—	—	3,415
Net income attributable to PBF Logistics LP unitholders	$19,956	$37,005	$—	$(40,284)	$16,677
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Three Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$58,355	$—	$—	$58,355
Third-party	—	4,661	—	—	4,661
Total revenue	—	63,016	—	—	63,016

Costs and expenses:
Operating and maintenance expenses	—	17,194	—	—	17,194
General and administrative expenses	6,098	—	—	—	6,098
Depreciation and amortization	—	5,857	—	—	5,857
Total costs and expenses	6,098	23,051	—	—	29,149

Income (loss) from operations	(6,098)	39,965	—	—	33,867

Other income (expense):
Equity in earnings of subsidiaries	39,965	—	—	(39,965)	—
Interest expense, net	(7,509)	—	—	—	(7,509)
Amortization of loan fees	(377)	—	—	—	(377)
Net income	25,981	39,965	—	(39,965)	25,981
Less: Net loss attributable to Predecessor	—	(1,150)	—	—	(1,150)
Less: Net income attributable to noncontrolling interest	—	3,820	—	—	3,820
Net income attributable to the partners	25,981	37,295	—	(39,965)	23,311
Less: Net income attributable to the IDR holder	2,107	—	—	—	2,107
Net income attributable to PBF Logistics LP unitholders	$23,874	$37,295	$—	$(39,965)	$21,204
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Six Months Ended June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$124,649	$—	$—	$124,649
Third-party	—	8,190	—	—	8,190
Total revenue	—	132,839	—	—	132,839

Costs and expenses:
Operating and maintenance expenses	—	40,604	—	—	40,604
General and administrative expenses	10,779	—	—	—	10,779
Depreciation and amortization	—	13,734	—	—	13,734
Total costs and expenses	10,779	54,338	—	—	65,117

Income (loss) from operations	(10,779)	78,501	—	—	67,722

Other income (expense):
Equity in earnings of subsidiaries	78,501	—	—	(78,501)	—
Interest expense, net	(19,614)	—	—	—	(19,614)
Amortization of loan fees and debt premium	(759)	—	—	—	(759)
Net income	47,349	78,501	—	(78,501)	47,349
Less: Net loss attributable to Predecessor	—	(2,363)	—	—	(2,363)
Less: Net income attributable to noncontrolling interest	—	8,385	—	—	8,385
Net income attributable to the partners	47,349	72,479	—	(78,501)	41,327
Less: Net income attributable to the IDR holder	6,370	—	—	—	6,370
Net income attributable to PBF Logistics LP unitholders	$40,979	$72,479	$—	$(78,501)	$34,957
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Six Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$114,557	$—	$—	$114,557
Third-party	—	9,623	—	—	9,623
Total revenue	—	124,180	—	—	124,180

Costs and expenses:
Operating and maintenance expenses	—	34,863	—	—	34,863
General and administrative expenses	9,413	—	—	—	9,413
Depreciation and amortization	—	11,340	—	—	11,340
Total costs and expenses	9,413	46,203	—	—	55,616

Income (loss) from operations	(9,413)	77,977	—	—	68,564

Other income (expense):
Equity in earnings of subsidiaries	77,977	—	—	(77,977)	—
Interest expense, net	(15,077)	—	—	—	(15,077)
Amortization of loan fees	(793)	—	—	—	(793)
Net income	52,694	77,977	—	(77,977)	52,694
Less: Net loss attributable to Predecessor	—	(2,644)	—	—	(2,644)
Less: Net income attributable to noncontrolling interest	—	7,419	—	—	7,419
Net income attributable to the partners	52,694	73,202	—	(77,977)	47,919
Less: Net income attributable to the IDR holder	3,793	—	—	—	3,793
Net income attributable to PBF Logistics LP unitholders	$48,901	$73,202	$—	$(77,977)	$44,126
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (a)

	Six Months Ended June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$47,349	$78,501	$—	$(78,501)	$47,349
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	13,734	—	—	13,734
Amortization of loan fees and debt premium	759	—	—	—	759
Unit-based compensation expense	3,497	—	—	—	3,497
Equity in earnings of subsidiaries	(78,501)	—	—	78,501	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	—	9,344	—	—	9,344
Accounts receivable	—	(1,077)	—	—	(1,077)
Prepaids and other current assets	3	239	—	—	242
Accounts payable - affiliates	300	(1,907)	—	—	(1,607)
Accounts payable and accrued liabilities	(161)	(5,165)	—	—	(5,326)
Amounts due to (from) related parties	18,442	(18,442)	—	—	—
Deferred revenue	—	(286)	—	—	(286)
Other assets and liabilities	(1,049)	(253)	—	—	(1,302)
Net cash (used in) provided by operating activities	(9,361)	74,688	—	—	65,327

Cash flows from investing activities:
Knoxville Terminals Purchase	—	(58,000)	—	—	(58,000)
Expenditures for property, plant and equipment	—	(7,671)	—	—	(7,671)
Investment in subsidiaries	(850)	—	—	850	—
Net cash used in investing activities	$(850)	$(65,671)	$—	$850	$(65,671)
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued) (a)

	Six Months Ended June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from financing activities:
Distributions to unitholders	$(46,611)	$—	$—	$—	$(46,611)
Contribution from parent	—	5,043	—	(850)	4,193
Distributions to TVPC members	—	(11,250)	—	—	(11,250)
Proceeds from revolving credit facility	64,000	—	—	—	64,000
Repayment of revolving credit facility	(9,700)	—	—	—	(9,700)
Deferred financing costs and other	(271)	—	—	—	(271)
Net cash provided by (used in) financing activities	7,418	(6,207)	—	(850)	361

Net change in cash and cash equivalents	(2,793)	2,810	—	—	17
Cash and cash equivalents at beginning of year	10,909	8,755	—	—	19,664
Cash and cash equivalents at end of period	$8,116	$11,565	$—	$—	$19,681
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (a)

	Six Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$52,694	$77,977	$—	$(77,977)	$52,694
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	11,340	—	—	11,340
Amortization of loan fees	793	—	—	—	793
Unit-based compensation expense	3,708	—	—	—	3,708
Equity in earnings of subsidiaries	(77,977)	—	—	77,977	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	29	5,425	—	—	5,454
Accounts receivable	—	2,412	—	—	2,412
Prepaids and other current assets	(644)	49	—	—	(595)
Accounts payable - affiliates	7,642	(591)	—	—	7,051
Accounts payable and accrued liabilities	2,284	4,128	—	—	6,412
Amounts due to (from) related parties	30,409	(30,409)	—	—	—
Deferred revenue	—	277	—	—	277
Other assets and liabilities	(7)	(1,102)	—	—	(1,109)
Net cash provided by operating activities	18,931	69,506	—	—	88,437

Cash flows from investing activities:
Toledo Products Terminal Acquisition	—	(10,097)	—	—	(10,097)
Expenditures for property, plant and equipment	—	(46,467)	—	—	(46,467)
Purchase of marketable securities	(75,036)	—	—	—	(75,036)
Maturities of marketable securities	115,060	—	—	—	115,060
Investment in subsidiaries	(4,072)	—	—	4,072	—
Net cash provided by (used in) investing activities	$35,952	$(56,564)	$—	$4,072	$(16,540)
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued) (a)

	Six Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from financing activities:
Distributions to unitholders	$(40,998)	$—	$—	$—	$(40,998)
Distributions to TVPC members	—	(12,254)	—	—	(12,254)
Contribution from parent	—	11,924	—	(4,072)	7,852
Repayment of term loan	(39,664)	—	—	—	(39,664)
Net cash used in financing activities	(80,662)	(330)	—	(4,072)	(85,064)

Net change in cash and cash equivalents	(25,779)	12,612	—	—	(13,167)
Cash and cash equivalents at beginning of year	52,133	12,088	—	—	64,221
Cash and cash equivalents at end of period	$26,354	$24,700	$—	$—	$51,054
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

Condensed Balance Sheet

	June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$8,116	$11,565	$—	$—	$19,681
Accounts receivable - affiliates	1	31,472	—	—	31,473
Accounts receivable	—	2,500	—	—	2,500
Prepaids and other current assets	568	983	—	—	1,551
Due from related parties	130,174	473,191	—	(603,365)	—
Total current assets	138,859	519,711	—	(603,365)	55,205
Property, plant and equipment, net	—	722,907	—	—	722,907
Goodwill	—	6,332	—	—	6,332
Other non-current assets	—	5,807	—	—	5,807
Investment in subsidiaries	942,071	—	—	(942,071)	—
Total assets	$1,080,930	$1,254,757	$—	$(1,545,436)	$790,251

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$2,322	$4,423	$—	$—	$6,745
Accounts payable and accrued liabilities	7,635	6,074	—	—	13,709
Deferred revenue	—	1,152	—	—	1,152
Due to related parties	473,191	130,174	—	(603,365)	—
Total current liabilities	483,148	141,823	—	(603,365)	21,606
Long-term debt	603,581	—	—	—	603,581
Other long-term liabilities	—	1,825	—	—	1,825
Total liabilities	1,086,729	143,648	—	(603,365)	627,012

Commitments and contingencies (Note 9)

Equity:
Net Investment - Predecessor	12,495	942,071	—	(942,071)	12,495
Common unitholders	(21,709)	—	—	—	(21,709)
IDR holder - PBF LLC	3,415	—	—	—	3,415
Total PBF Logistics LP equity	(5,799)	942,071	—	(942,071)	(5,799)
Noncontrolling interest	—	169,038	—	—	169,038
Total equity	(5,799)	1,111,109	—	(942,071)	163,239
Total liabilities and equity	$1,080,930	$1,254,757	$—	$(1,545,436)	$790,251
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$10,909	$8,755	$—	$—	$19,664
Accounts receivable - affiliates	1	40,816	—	—	40,817
Accounts receivable	—	1,423	—	—	1,423
Prepaids and other current assets	571	1,222	—	—	1,793
Due from related parties	64,162	388,737	—	(452,899)	—
Total current assets	75,643	440,953	—	(452,899)	63,697
Property, plant and equipment, net	—	684,488	—	—	684,488
Other non-current assets	—	30	—	—	30
Investment in subsidiaries	866,922	—	—	(866,922)	—
Total assets	$942,565	$1,125,471	$—	$(1,319,821)	$748,215

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$2,022	$6,330	$—	$—	$8,352
Accounts payable and accrued liabilities	7,156	12,638	—	—	19,794
Deferred revenue	—	1,438	—	—	1,438
Due to related parties	388,737	64,162	—	(452,899)	—
Total current liabilities	397,915	84,568	—	(452,899)	29,584
Long-term debt	548,793	—	—	—	548,793
Other long-term liabilities	—	2,078	—	—	2,078
Total liabilities	946,708	86,646	—	(452,899)	580,455

Commitments and contingencies (Note 9)

Equity:
Net Investment - Predecessor	10,665	866,922	—	(866,922)	10,665
Common unitholders	(17,544)	—	—	—	(17,544)
IDR holder - PBF LLC	2,736	—	—	—	2,736
Total PBF Logistics LP equity	(4,143)	866,922	—	(866,922)	(4,143)
Noncontrolling interest	—	171,903	—	—	171,903
Total equity	(4,143)	1,038,825	—	(866,922)	167,760
Total liabilities and equity	$942,565	$1,125,471	$—	$(1,319,821)	$748,215

Condensed Statement of Operations

	Three Months Ended June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$63,785	$—	$—	$63,785
Third-party	—	4,314	—	—	4,314
Total revenue	—	68,099	—	—	68,099

Costs and expenses:
Operating and maintenance expenses	—	20,724	—	—	20,724
General and administrative expenses	6,488	—	—	—	6,488
Depreciation and amortization	—	7,091	—	—	7,091
Total costs and expenses	6,488	27,815	—	—	34,303

Income (loss) from operations	(6,488)	40,284	—	—	33,796

Other income (expense):
Equity in earnings of subsidiaries	40,284	—	—	(40,284)	—
Interest expense, net	(10,029)	—	—	—	(10,029)
Amortization of loan fees and debt premium	(396)	—	—	—	(396)
Net income	23,371	40,284	—	(40,284)	23,371
Less: Net loss attributable to Predecessor	—	(1,084)	—	—	(1,084)
Less: Net income attributable to noncontrolling interest	—	4,363	—	—	4,363
Net income attributable to the partners	23,371	37,005	—	(40,284)	20,092
Less: Net income attributable to the IDR holder	3,415	—	—	—	3,415
Net income attributable to PBF Logistics LP unitholders	$19,956	$37,005	$—	$(40,284)	$16,677
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Three Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$58,355	$—	$—	$58,355
Third-party	—	4,661	—	—	4,661
Total revenue	—	63,016	—	—	63,016

Costs and expenses:
Operating and maintenance expenses	—	17,194	—	—	17,194
General and administrative expenses	6,098	—	—	—	6,098
Depreciation and amortization	—	5,857	—	—	5,857
Total costs and expenses	6,098	23,051	—	—	29,149

Income (loss) from operations	(6,098)	39,965	—	—	33,867

Other income (expense):
Equity in earnings of subsidiaries	39,965	—	—	(39,965)	—
Interest expense, net	(7,509)	—	—	—	(7,509)
Amortization of loan fees	(377)	—	—	—	(377)
Net income	25,981	39,965	—	(39,965)	25,981
Less: Net loss attributable to Predecessor	—	(1,150)	—	—	(1,150)
Less: Net income attributable to noncontrolling interest	—	3,820	—	—	3,820
Net income attributable to the partners	25,981	37,295	—	(39,965)	23,311
Less: Net income attributable to the IDR holder	2,107	—	—	—	2,107
Net income attributable to PBF Logistics LP unitholders	$23,874	$37,295	$—	$(39,965)	$21,204
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Six Months Ended June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$124,649	$—	$—	$124,649
Third-party	—	8,190	—	—	8,190
Total revenue	—	132,839	—	—	132,839

Costs and expenses:
Operating and maintenance expenses	—	40,604	—	—	40,604
General and administrative expenses	10,779	—	—	—	10,779
Depreciation and amortization	—	13,734	—	—	13,734
Total costs and expenses	10,779	54,338	—	—	65,117

Income (loss) from operations	(10,779)	78,501	—	—	67,722

Other income (expense):
Equity in earnings of subsidiaries	78,501	—	—	(78,501)	—
Interest expense, net	(19,614)	—	—	—	(19,614)
Amortization of loan fees and debt premium	(759)	—	—	—	(759)
Net income	47,349	78,501	—	(78,501)	47,349
Less: Net loss attributable to Predecessor	—	(2,363)	—	—	(2,363)
Less: Net income attributable to noncontrolling interest	—	8,385	—	—	8,385
Net income attributable to the partners	47,349	72,479	—	(78,501)	41,327
Less: Net income attributable to the IDR holder	6,370	—	—	—	6,370
Net income attributable to PBF Logistics LP unitholders	$40,979	$72,479	$—	$(78,501)	$34,957
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Six Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$114,557	$—	$—	$114,557
Third-party	—	9,623	—	—	9,623
Total revenue	—	124,180	—	—	124,180

Costs and expenses:
Operating and maintenance expenses	—	34,863	—	—	34,863
General and administrative expenses	9,413	—	—	—	9,413
Depreciation and amortization	—	11,340	—	—	11,340
Total costs and expenses	9,413	46,203	—	—	55,616

Income (loss) from operations	(9,413)	77,977	—	—	68,564

Other income (expense):
Equity in earnings of subsidiaries	77,977	—	—	(77,977)	—
Interest expense, net	(15,077)	—	—	—	(15,077)
Amortization of loan fees	(793)	—	—	—	(793)
Net income	52,694	77,977	—	(77,977)	52,694
Less: Net loss attributable to Predecessor	—	(2,644)	—	—	(2,644)
Less: Net income attributable to noncontrolling interest	—	7,419	—	—	7,419
Net income attributable to the partners	52,694	73,202	—	(77,977)	47,919
Less: Net income attributable to the IDR holder	3,793	—	—	—	3,793
Net income attributable to PBF Logistics LP unitholders	$48,901	$73,202	$—	$(77,977)	$44,126
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

Condensed Cash Flow Statement
13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (a)

	Six Months Ended June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$47,349	$78,501	$—	$(78,501)	$47,349
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	13,734	—	—	13,734
Amortization of loan fees and debt premium	759	—	—	—	759
Unit-based compensation expense	3,497	—	—	—	3,497
Equity in earnings of subsidiaries	(78,501)	—	—	78,501	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	—	9,344	—	—	9,344
Accounts receivable	—	(1,077)	—	—	(1,077)
Prepaids and other current assets	3	239	—	—	242
Accounts payable - affiliates	300	(1,907)	—	—	(1,607)
Accounts payable and accrued liabilities	(161)	(5,165)	—	—	(5,326)
Amounts due to (from) related parties	18,442	(18,442)	—	—	—
Deferred revenue	—	(286)	—	—	(286)
Other assets and liabilities	(1,049)	(253)	—	—	(1,302)
Net cash (used in) provided by operating activities	(9,361)	74,688	—	—	65,327

Cash flows from investing activities:
Knoxville Terminals Purchase	—	(58,000)	—	—	(58,000)
Expenditures for property, plant and equipment	—	(7,671)	—	—	(7,671)
Investment in subsidiaries	(850)	—	—	850	—
Net cash used in investing activities	$(850)	$(65,671)	$—	$850	$(65,671)
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued) (a)

	Six Months Ended June 30, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from financing activities:
Distributions to unitholders	$(46,611)	$—	$—	$—	$(46,611)
Contribution from parent	—	5,043	—	(850)	4,193
Distributions to TVPC members	—	(11,250)	—	—	(11,250)
Proceeds from revolving credit facility	64,000	—	—	—	64,000
Repayment of revolving credit facility	(9,700)	—	—	—	(9,700)
Deferred financing costs and other	(271)	—	—	—	(271)
Net cash provided by (used in) financing activities	7,418	(6,207)	—	(850)	361

Net change in cash and cash equivalents	(2,793)	2,810	—	—	17
Cash and cash equivalents at beginning of year	10,909	8,755	—	—	19,664
Cash and cash equivalents at end of period	$8,116	$11,565	$—	$—	$19,681
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (a)

	Six Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$52,694	$77,977	$—	$(77,977)	$52,694
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	11,340	—	—	11,340
Amortization of loan fees	793	—	—	—	793
Unit-based compensation expense	3,708	—	—	—	3,708
Equity in earnings of subsidiaries	(77,977)	—	—	77,977	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	29	5,425	—	—	5,454
Accounts receivable	—	2,412	—	—	2,412
Prepaids and other current assets	(644)	49	—	—	(595)
Accounts payable - affiliates	7,642	(591)	—	—	7,051
Accounts payable and accrued liabilities	2,284	4,128	—	—	6,412
Amounts due to (from) related parties	30,409	(30,409)	—	—	—
Deferred revenue	—	277	—	—	277
Other assets and liabilities	(7)	(1,102)	—	—	(1,109)
Net cash provided by operating activities	18,931	69,506	—	—	88,437

Cash flows from investing activities:
Toledo Products Terminal Acquisition	—	(10,097)	—	—	(10,097)
Expenditures for property, plant and equipment	—	(46,467)	—	—	(46,467)
Purchase of marketable securities	(75,036)	—	—	—	(75,036)
Maturities of marketable securities	115,060	—	—	—	115,060
Investment in subsidiaries	(4,072)	—	—	4,072	—
Net cash provided by (used in) investing activities	$35,952	$(56,564)	$—	$4,072	$(16,540)
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

13. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued) (a)

	Six Months Ended June 30, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from financing activities:
Distributions to unitholders	$(40,998)	$—	$—	$—	$(40,998)
Distributions to TVPC members	—	(12,254)	—	—	(12,254)
Contribution from parent	—	11,924	—	(4,072)	7,852
Repayment of term loan	(39,664)	—	—	—	(39,664)
Net cash used in financing activities	(80,662)	(330)	—	(4,072)	(85,064)

Net change in cash and cash equivalents	(25,779)	12,612	—	—	(13,167)
Cash and cash equivalents at beginning of year	52,133	12,088	—	—	64,221
Cash and cash equivalents at end of period	$26,354	$24,700	$—	$—	$51,054
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.